Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income tax disclosures
Effect of unrecognized tax benefit on income tax expense	$ 43	$ 39	$ 39
Interest expense and penalties related to unrecognized income tax expense	2	3
Net accrued interest and penalties	23	$ 21
State
Operating loss carryforwards
State NOL carryforwards	3,088
Deferred income tax asset for State NOL carryforwards	166
Federal
Operating loss carryforwards
Federal NOL carryforwards	80
Deferred income tax asset for Federal NOL carryforwards	$ 17
Maximum
Other income tax disclosures
Interest expense and penalties related to unrecognized income tax expense			$ 1